Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests

The following table provides the changes, net of tax, in Accumulated other comprehensive income/(loss):
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Currency Translation Adjustment And Other	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits And Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2010	$3,550	$6	$269	$(3,367)	$94	$552
Other comprehensive income/(loss)(a)	(3,381)	(214)	(112)	(580)	295	(3,992)
Balance, December 31, 2010	169	(208)	157	(3,947)	389	(3,440)
Other comprehensive income/(loss)(a)	775	(153)	(111)	(1,173)	(27)	(689)
Balance, December 31, 2011	944	(361)	46	(5,120)	362	(4,129)
Other comprehensive income/(loss)(a)	(1,121)	273	117	(990)	(103)	(1,824)
Balance, December 31, 2012	$(177)	$(88)	$163	$(6,110)	$259	$(5,953)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $7 million loss in 2012, $45 million loss in 2011 and
$5 million income in 2010.

As of December 31, 2012, we estimate that we will reclassify into 2013 income the following pre-tax amounts currently held in Accumulated other comprehensive loss: $4.7 million of the unrealized holding gains on derivative financial instruments; $609 million of actuarial losses related to benefit plan obligations and plan assets and other benefit plan items; and $62 million of prior service credits, primarily related to benefit plan amendments.